UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
- Dreyfus Premier Enterprise Fund
- Dreyfus Premier Natural Resources Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	09/30
Date of reporting period:	12/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Enterprise Fund
December 31, 2007 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)

Consumer Discretionary--11.3%
Cache	171,030 a	1,597,420
Casual Male Retail Group	195,000 a,b	1,010,100
Directed Electronics	306,700 a,b	509,122
FGX International Holdings	150,000 a	1,777,500
G-III Apparel Group	119,737 a	1,768,515
K12	114,750 a	2,969,730
McCormick & Schmick's Seafood
Restaurants	166,483 a,b	1,986,142
Monarch Casino & Resort	39,000 a	939,120
Morton's Restaurant Group	135,200 a,b	1,261,416
Red Lion Hotels	153,000 a	1,522,350
Systemax	83,300	1,692,656
Wet Seal, Cl. A	471,700 a,b	1,099,061
		18,133,132
Consumer Staples--1.9%
Smart Balance	156,300 a,b	1,708,359
Susser Holdings	64,100 a	1,314,050
		3,022,409
Energy--7.0%
Arena Resources	69,200 a,b	2,886,332
ENGlobal	296,800 a,b	3,371,648
Evergreen Energy	223,500 a,b	496,170
T-3 Energy Services	68,330 a	3,212,193
Tetra Technologies	78,350 a,b	1,219,910
		11,186,253
Exchange Traded Funds--6.8%
iShares Nasdaq Biotechnology Index
Fund	40,700 b	3,304,026
PowerShares Dynamic Biotechnology
& Genome Portfolio	173,600 a,b	3,251,528
Powershares QQQ	83,200 b	4,263,168
		10,818,722
Financial--6.6%
AmericanWest Bancorp	62,350 b	1,099,230
Cardtronics	155,120 a	1,568,263
Columbia Banking System	42,400 b	1,260,552
Community Bancorp	45,950 a	798,152
First Mercury Financial	57,130 a	1,393,972
Grubb & Ellis	256,900 b	1,646,729
Hallmark Financial Services	58,500 a	927,810
Marlin Business Services	64,500 a,b	777,870
Thomas Weisel Partners Group	80,100 a,b	1,099,773
		10,572,351
Health Care--19.7%
Air Methods	36,400 a,b	1,807,988
Albany Molecular Research	56,100 a	806,718
Auxilium Pharmaceuticals	55,425 a,b	1,662,196
Ensign Group	83,600	1,203,840
Five Star Quality Care	332,100 a,b	2,756,430
Hansen Medical	30,200 a,b	904,188
HAPC	728,100 a,b	3,021,615

I-Flow	275,275 a,b	4,343,839
LHC Group	70,000 a,b	1,748,600
Lifecore Biomedical	94,702 a	1,368,444
Matrixx Initiatives	151,091 a	2,101,676
Metabolix	76,000 a	1,808,800
Penwest Pharmaceuticals	340,800 a,b	1,993,680
Res-Care	88,300 a	2,221,628
Spectranetics	127,200 a,b	1,949,976
Volcano	68,054 a,b	851,356
Xtent	100,000 a,b	986,000
		31,536,974
Industrials--16.5%
Angelica	129,400	2,471,540
Comfort Systems USA	182,700	2,334,906
Dynamex	41,900 a	1,133,814
Geo Group	33,604 a	940,912
Hub Group, Cl. A	58,800 a,b	1,562,904
ICT Group	144,139 a,b	1,722,461
LMI Aerospace	114,700 a	3,040,697
Multi-Color	87,100	2,392,637
Northwest Pipe	51,600 a	2,019,624
PeopleSupport	60,569 a,b	828,584
PowerSecure International	114,500 a,b	1,545,750
Rush Enterprises, Cl. A	66,237 a,b	1,204,189
Schawk	139,900	2,171,248
Tennant	68,200 b	3,020,578
		26,389,844
Information Technology--23.8%
Anaren	115,500 a,b	1,904,595
Brocade Communications Systems	112,800 a	827,952
DTS	121,965 a,b	3,118,645
Internet Brands, Cl. A	170,500 a,b	1,198,615
InterVoice	80,000 a,b	639,200
Liquidity Services	204,200 a,b	2,634,180
Mentor Graphics	137,600 a,b	1,483,328
Micrel	252,300 b	2,131,935
Microtune	302,800 a,b	1,977,284
Mind CTI	494,200	1,107,008
MIPS Technologies	207,575 a,b	1,029,572
Moldflow	54,600 a	879,606
Ness Technologies	159,400 a	1,471,262
NetScout Systems	126,900 a	1,620,513
Plantronics	175,200	4,555,200
Radiant Systems	70,350 a,b	1,212,131
RADWARE	212,700 a	3,275,580
Rudolph Technologies	152,450 a,b	1,725,734
Semtech	57,600 a	893,952
Ultratech	74,419 a,b	843,911
Website Pros	303,900 a	3,528,279
		38,058,482
Materials--3.2%
Balchem	159,800	3,576,324
Horsehead Holding	94,350 a	1,601,120
		5,177,444
Total Common Stocks
(cost $162,698,023)		154,895,611

Other Investment--4.4%

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $6,996,000)	6,996,000 [c]	6,996,000

	Investment of Cash Collateral for
	Securities Loaned--28.9%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $46,203,300)	46,203,300 [c]	46,203,300

	Total Investments (cost $215,897,323)	130.1%	208,094,911
	Liabilities, Less Cash and Receivables	(30.1%)	(48,184,928)
	Net Assets	100.0%	159,909,983

a	Non-income producing security.
b		All or a portion of these securities are on loan. At December 31, 2007, the total market value of the fund's securities on
		loan is $42,455,842 and the total market value of the collateral held by the fund is $46,203,300.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Natural Resources Fund
December 31, 2007 (Unaudited)

Common Stocks--98.3%	Shares	Value ($)

Energy--78.1%
Alpha Natural Resources	7,050 a	228,984
Anadarko Petroleum	10,470	687,774
Apache	6,700	720,518
Arena Resources	7,460 a	311,157
ATP Oil and Gas	8,450 a	427,063
BG Group	15,680	356,605
Cabot Oil & Gas	8,400	339,108
Cameco	4,600	183,126
Cameron International	9,220 a	443,759
Canadian Natural Resources	6,300	460,782
Carrizo Oil & Gas	6,900 a	377,775
Chesapeake Energy	14,010	549,192
CNX Gas	6,900 a	220,455
Compagnie Generale de
Geophysique-Veritas, ADR	10,450 a	585,723
Concho Resources	30,020 a	618,712
Consol Energy	3,300	236,016
Continental Resources	24,310 a	635,220
Crescent Point Energy Trust	4,120	102,948
Denbury Resources	21,600 a	642,600
Devon Energy	5,470	486,338
Diamond Offshore Drilling	5,200	738,400
EOG Resources	5,490	489,983
EXCO Resources	17,900 a	277,092
Exterran Holdings	5,400 a	441,720
Exxon Mobil	5,670	531,222
FMC Technologies	6,000 a	340,200
Forest Oil	9,900 a	503,316
Frontier Oil	7,310	296,640
Frontline	4,500	216,000
Grant Prideco	7,178 a	398,451
Halliburton	10,900	413,219
Helix Energy Solutions Group	9,900 a	410,850
Hercules Offshore	13,500 a	321,030
Hess	3,910	394,363
Holly	5,830	296,689
Hornbeck Offshore Services	5,640 a	253,518
Marathon Oil	10,790	656,679
Mitcham Industries	18,120 a	372,547
National Oilwell Varco	10,000 a	734,600
Newfield Exploration	10,300 a	542,810
Noble	6,940	392,179
Noble Energy	6,100	485,072
Occidental Petroleum	9,400	723,706
Oceaneering International	4,200 a	282,870
Overseas Shipholding Group	2,900	215,847
Parallel Petroleum	21,000 a	370,230
Peabody Energy	9,440	581,882
Petroleo Brasileiro, ADR	3,530	406,797
Pride International	7,600 a	257,640
Quicksilver Resources	7,300 a	435,007
Range Resources	10,300	529,008
SandRidge Energy	4,150 a	148,819
SandRidge Energy, 144A	18,000 a,b	645,480

Schlumberger	5,590	549,888
Smith International	4,400	324,940
Southwestern Energy	16,240 a	904,893
Suncor Energy	4,000	434,920
Sunoco	2,450	177,478
Tenaris, ADR	7,800	348,894
Transocean	5,144 a	736,364
TXCO Resources	15,120 a	182,347
Ultra Petroleum	6,600 a	471,900
Valero Energy	3,440	240,903
Weatherford International	4,860 a	333,396
Williams Cos.	5,780	206,808
XTO Energy	16,375	841,020
		28,471,472
Industrials--4.7%
Alfa Laval	1,700	95,732
Gamesa Corp Tecnologica	3,130	146,122
McDermott International	13,100 a	773,293
URS	3,180 a	172,769
Vallourec	700	189,197
Vestas Wind Systems	3,200 a	345,770
		1,722,883
Materials--10.6%
Agnico-Eagle Mines	6,200	338,706
Agrium	5,500	397,155
Allegheny Technologies	2,600	224,640
Barrick Gold	8,100	340,605
BHP Billiton, ADR	6,100	427,244
Celanese, Ser. A	6,200	262,384
Freeport-McMoRan Copper & Gold	3,500	358,540
Kinross Gold	12,460 a	229,264
Monsanto	3,410	380,863
Nucor	2,970	175,883
Praxair	2,800	248,388
Rio Tinto, ADR	350	146,965
Teck Cominco, Cl. B	4,400	156,874
Zinifex	16,200	176,071
		3,863,582
Utilities--4.9%
Edison International	3,420	182,525
FPL Group	2,890	195,884
MDU Resources Group	9,070	250,423
PG & E	4,990	215,019
Public Service Enterprise Group	2,100	206,304
Questar	8,840	478,244
Sempra Energy	4,340	268,559
		1,796,958
Total Common Stocks
(cost $25,256,503)		35,854,895

Other Investment--2.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $824,000)	824,000 [c]	824,000

Total Investments (cost $26,080,503)	100.6%	36,678,895
Liabilities, Less Cash and Receivables	(.6%)	(221,283)
Net Assets	100.0%	36,457,612

ADR - American Depository Receipts

a Non-income producing security.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, this security amounted to $645,480 or 1.8% of net assets.
c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Enterprise Fund
-	Dreyfus Premier Natural Resources Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)